Exceptional items (Tables)	6 Months Ended
Jun. 30, 2023
Exceptional items
Schedule of exceptional items

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$'m	$'m	$'m	$'m
Start-up related and other costs	11	16	21	30
Impairment - property, plant and equipment	11	—	11	—
Restructuring costs	15	—	15	—
Exceptional items – cost of sales	37	16	47	30
Transaction-related and other costs	3	4	12	8
Exceptional items – SG&A expenses	3	4	12	8
Exceptional net finance income	(26)	(74)	(53)	(125)
Exceptional items – net finance income	(26)	(74)	(53)	(125)
Exceptional income tax credit	(2)	(4)	(6)	(6)
Total exceptional items, net of tax	12	(58)	—	(93)